CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,434,525	$ 624,590	¥ 7,097,938
Restricted cash	6,120	862	13,618
Short-term investments	941,738	132,641	818,265
Accounts receivable, net of allowance of RMB130,148 and RMB147,945 (US$20,774) as of December 31, 2022 and 2023, respectively	2,169,042	305,503	2,402,675
Prepayments and other assets	2,794,259	393,563	2,602,927
Licensed copyrights, net	582,521	82,047	746,058
Total current assets	12,635,229	1,779,635	13,785,635
Non-current assets:
Fixed assets, net	863,813	121,666	1,104,721
Long-term investments	2,260,785	318,425	2,453,644
Licensed copyrights, net	6,966,508	981,212	6,840,629
Intangible assets, net	309,534	43,597	436,685
Produced content, net	13,376,985	1,884,109	13,001,904
Prepayments and other assets	3,518,210	495,529	3,865,133
Operating lease assets	683,897	96,325	673,971
Goodwill	3,820,823	538,152	3,826,147
Total non-current assets	31,959,145	4,501,351	32,262,714
Total assets	44,594,374	6,280,986	46,048,349
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,234,786 and RMB12,450,389 (US$1,753,601) as of December 31, 2022 and 2023, respectively):
Accounts and notes payable	5,671,074	798,754	5,993,416
Customer advances and deferred revenue	4,373,208	615,953	4,232,110
Short-term loans	3,571,637	503,055	3,347,638
Convertible senior notes, current portion	2,802,442	394,716	8,305,447
Operating lease liabilities, current portion	100,883	14,209	103,517
Accrued expenses	1,910,191	269,045	1,839,671
Total current liabilities	22,341,534	3,146,739	28,130,018
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,750,258 and RMB1,522,773 (US$214,478) as of December 31, 2022 and 2023, respectively):
Long-term loans	97,990	13,802
Convertible senior notes	8,143,994	1,147,058	9,568,279
Deferred tax liabilities	824	116	1,832
Operating lease liabilities	523,747	73,768	508,571
Total non-current liabilities	10,067,925	1,418,038	11,574,892
Total liabilities	32,409,459	4,564,777	39,704,910
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital	54,971,469	7,742,569	50,885,688
Accumulated deficit	(44,573,428)	(6,278,036)	(46,498,897)
Accumulated other comprehensive income	1,688,047	237,756	1,863,454
Noncontrolling interests	98,397	13,859	92,807
Total shareholders’ equity	12,184,915	1,716,209	6,343,439
Total liabilities and shareholders' equity	44,594,374	6,280,986	46,048,349
Related Party
Current assets:
Amounts due from related parties	1,707,024	240,429	104,154
Non-current assets:
Amounts due from related parties	158,590	22,336	59,880
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,234,786 and RMB12,450,389 (US$1,753,601) as of December 31, 2022 and 2023, respectively):
Other liabilities	2,953,658	416,014	3,521,646
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,750,258 and RMB1,522,773 (US$214,478) as of December 31, 2022 and 2023, respectively):
Other non-current liabilities	80,566	11,347	100,941
Nonrelated Party
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB12,234,786 and RMB12,450,389 (US$1,753,601) as of December 31, 2022 and 2023, respectively):
Other liabilities	958,441	134,993	786,573
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,750,258 and RMB1,522,773 (US$214,478) as of December 31, 2022 and 2023, respectively):
Other non-current liabilities	1,220,804	171,947	1,395,269
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	237	34	194
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	¥ 193	$ 27	¥ 193